Benefit Plans And Obligations For Termination Indemnity (Asset Allocation By Category) (Details)	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	100.00%	100.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	54.00%	57.50%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	34.30%	34.80%
Other
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	11.70%	7.70%